ASSETS CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
Assets held for sale [Abstract]
Disclosure of detailed information about assets and liabilities of disposal group held for sale [Text Block]

	2021	2020
	US$’000	US$’000

Investment in joint ventures (i) (ii)	-	63
Assets of disposal group (iii)	-	3,762
	-	3,825
Liabilities of disposal group (iii)	-	(508)
	-	3,317

(i)
In 2018, the Group agreed to sell the vessel in Petrochemical Shipping Limited, a joint venture of the Group, and to wind up the joint venture arrangement. The joint venture arrangement was dissolved on 19 March 2021.

(ii)
In 2018, the Group agreed to wind up Leopard Tankers Pte. Ltd., a joint venture of the Group, in such a manner that the Group purchased two vessels, the Leopard Sun and Leopard Moon in January 2019 and February 2019 respectively. At 31 December 2021, the carrying amount of the investment is US$Nil (2020: US$Nil) and hence no further impairment loss was recognised on the classification to assets classified as held for sale.

(iii)
In 2019, the Group agreed to dispose of one of GSSA’s businesses (Unicorn Tanker division) to a third party and in 2020, the Group agreed to dispose of a second GSSA business (Training school) to a third party.

Disclosure of assets and liabilities comprising the disposal group classified held for sale table [Table Text Block]
The classes of assets and liabilities comprising the disposal groups classified as held for sale are as follows:

	2020
	Training School	Unicorn Tanker division	Total
	US$’000	US$’000	US$’000
Assets
Cash and bank balances	-	60	60
Trade receivables	69	336	405
Other receivables and prepayments	7	188	195
Inventories	-	125	125
Ships, property, plant and equipment	70	2	72
Goodwill	-	2,554	2,554
Right-of-use assets	317	34	351
Assets classified as held for sale	463	3,299	3,762

Liabilities
Trade and other payables	17	145	162
Lease liabilities	346	-	346
Liabilities directly associated with assets classified as held for sale	363	145	508

Net assets of disposal group	100	3,154	3,254

Disclosure Of Assets Comprising The Disposal Group Classified Held For Sale [Table Text Block]
	2021	2020
	US$’000	US$’000

Net assets of disposal group held for sale as at 1 January	3,254	4,056

Business classified as held for sale during the year	-	100
Sale of business during the year	(100)	-
Movements during the year on assets held for sale	(60)	(76)
Impairment of disposal group held for sale	(2,551)	(576)
Effect of foreign currency exchange differences	(543)	(250)

Net assets of disposal group held for sale as at 31 December	-	3,254